EQUITY - Assumptions for calculation of fair value of stock options (Details 1) (Stock Options)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected term (years)	3 years	3 years	3 years
Dividend yield	1.62%	1.31%	1.62%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk -free interest rate	0.55%	1.22%	1.62%
Expected volatility	57.73%	68.65%	60.64%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk -free interest rate	1.62%	1.62%	1.99%
Expected volatility	68.65%	72.65%	68.65%